Portfolio of Investments – as of February 28, 2026 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Senior Loans — 81.8% of Net Assets
	Aerospace & Defense — 0.8%
$3,868,305	TransDigm, Inc., 2025 Term Loan M, 1 mo. USD SOFR + 2.500%, 6.173%, 8/19/2032(a)(b)	$3,866,061
	Automotive — 1.2%
2,939,000	American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C, 1 mo. USD SOFR + 3.250%, 6.911%, 2/24/2032(a)(b)	2,922,483
2,025,463	First Brands Group LLC, 2021 Term Loan, 10.786% PIK, 3/30/2027(a)(c)(d)	4,395
810,980	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(a)(b)(d)	149,017
2,322,952	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK, 6/29/2026(a)(b)(d)	4,646
2,849,596	IXS Holdings, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 5.500%, 9.167%, 9/05/2029(a)(b)	2,834,151
		5,914,692
	Brokerage — 1.3%
3,500,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD SOFR + 5.250%, 8.923%, 10/06/2028(b)	3,462,095
467,429	June Purchaser LLC, Delayed Draw Term Loan, 2.750%, 11/28/2031(e)	463,535
2,783,537	June Purchaser LLC, Term Loan, 3 mo. USD SOFR + 2.750%, 6.422%, 11/28/2031(a)(b)	2,760,350
		6,685,980
	Building Materials — 1.8%
836,948	Chamberlain Group, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 9/08/2032(a)(b)	833,525
3,356,276	Kodiak Building Partners, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.750%, 7.423%, 12/04/2031(a)(b)	3,353,020
2,549,830	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.250%, 7.922%, 4/27/2029(a)(b)	1,690,232
3,313,815	White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.923%, 10/19/2029(a)(b)	3,271,696
		9,148,473
	Cable Satellite — 1.2%
6,139,936	DirecTV Financing LLC, 2024 Term Loan, 3 mo. USD SOFR + 5.250%, 9.179%, 8/02/2029(a)(b)	6,138,033
	Chemicals — 3.1%
4,578,736	Chemours Co., 2023 EUR Term Loan B3, 1 mo. USD SOFR + 3.250%, 5.180%, 8/18/2028, (EUR)(a)(b)	5,414,725
3,272,310	GEON Performance Solutions LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.250%, 8.184%, 8/18/2028(a)(b)	2,838,729
2,072,513	Innophos, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.038%, 3/16/2029(a)(b)	1,998,939
4,982,319	SCIL IV LLC, USD Term Loan B, 6 mo. USD SOFR + 4.000%, 7.788%, 11/08/2032(a)(b)	4,973,002
		15,225,395
	Consumer Cyclical Services — 8.0%
3,115,170	BIFM U.S. Finance LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.250%, 6.923%, 5/31/2028(a)(b)	3,121,992
2,905,000	Catawba Nation Gaming Authority, Term Loan B, 3 mo. USD SOFR + 4.750%, 8.417%, 3/29/2032(a)(b)	2,955,838
3,106,472	Ensemble RCM LLC, 2026 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.660%, 2/09/2033(a)(b)	2,984,791
3,847,130	Galaxy U.S. Opco, Inc., Term Loan, 3.750% PIK and/or 3 mo. USD SOFR + 2.000% Cash, 7/31/2030(b)(d)	3,452,799
Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — continued
$2,528,662	Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 6/02/2031(a)(b)	$2,340,808
1,007,613	Groundworks LLC, 2024 Term Loan, 3 mo. USD SOFR + 3.000%, 6.673%, 3/14/2031(a)(b)	1,006,988
4,978,599	Horizon U.S. Finco LP, Term Loan B, 6 mo. USD SOFR + 4.500%, 8.198%, 10/31/2031(a)(b)	4,854,134
3,473,994	Inmar, Inc., 2025 Repriced Term Loan B, USD SOFR + 4.500%, 8.167%, 10/30/2031(a)(b)	3,378,459
686,043	Latham Pool Products, Inc., 2022 Term Loan B, 2/23/2029(f)	682,043
4,033,287	Latham Pool Products, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 3.750%, 7.573%, 2/23/2029(b)	4,009,773
3,377,554	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.423%, 3/15/2030(b)	3,262,143
257,708	Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3.000%, 11/19/2031(e)	245,191
3,580,854	Raven Acquisition Holdings LLC, Term Loan B, 1 mo. USD SOFR + 3.000%, 6.673%, 11/19/2031(a)(b)	3,406,932
4,107,999	Vistage Worldwide, Inc., Term Loan, 3 mo. USD SOFR + 3.750%, 7.422%, 7/13/2029(b)	4,072,054
		39,773,945
	Consumer Products — 1.7%
2,415,271	Champ Acquisition Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.923%, 11/25/2031(a)(b)	2,410,755
1,928,069	Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD SOFR + 3.000%, 6.672%, 1/20/2032(a)(b)	1,926,064
2,107,848	Lavender Dutch BorrowerCo BV, USD Term Loan, 3 mo. USD SOFR + 3.250%, 6.935%, 12/30/2032(a)(b)	2,102,578
2,087,933	Recess Holdings, Inc., 2025 Repriced Term Loan, 3 mo. USD SOFR + 3.750%, 7.418%, 2/20/2030(a)(b)	2,091,419
		8,530,816
	Diversified Manufacturing — 2.8%
2,235,051	DXP Enterprises, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.250%, 6.923%, 10/11/2030(a)(b)	2,245,108
2,856,910	Dynamo Newco II GmbH, 2025 USD Term Loan B, 1 mo. USD SOFR + 3.250%, 6.921%, 9/30/2031(a)(b)	2,856,910
1,963,221	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 10.929%, 3/02/2029(b)	1,820,888
3,171,176	Lsf12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD SOFR + 3.000%, 6.671%, 12/02/2031(a)(b)	3,168,005
1,287,883	Resilience Parent LLC, 1st Lien Term Loan, 2/28/2033(f)	1,284,664
2,623,227	TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD SOFR + 2.750%, 6.377%, 4/30/2030(a)(b)	2,622,046
		13,997,621
	Electric — 2.1%
6,329,258	Kohler Energy Co. LLC, 2026 USD Term Loan B, 3 mo. USD SOFR + 3.000%, 6.661%, 5/01/2031(a)(b)	6,323,308
3,890,402	Talen Energy Supply LLC, 2024-1 Incremental Term Loan, 12/15/2031(f)	3,897,210
		10,220,518
	Environmental — 1.1%
2,526,487	Action Environmental Group, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.250%, 6.922%, 10/24/2030(b)	2,523,328
2,784,595	Northstar Group Services, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 4.750%, 8.417%, 5/31/2030(a)(b)	2,804,310
		5,327,638

Principal Amount (‡)	Description	Value (†)
	Financial Other — 0.9%
$2,159,108	Aragorn Parent Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.500%, 7.173%, 12/15/2028(a)(b)	$2,154,250
2,722,500	Dragon Buyer, Inc., Term Loan B, 3 mo. USD SOFR + 2.750%, 6.422%, 9/30/2031(a)(b)	2,382,188
2,521,320	Luxembourg Investment Co. 428 SARL, Term Loan B, 3 mo. USD SOFR + 5.000%, 10.391%, 1/03/2029(c)	50,426
		4,586,864
	Food & Beverage — 1.5%
3,937,975	Fiesta Purchaser, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 2.750%, 6.423%, 2/12/2031(a)(b)	3,814,913
546,320	Northeast Grocery, Inc., Term Loan B, 12/13/2028(f)	547,233
3,189,873	Northeast Grocery, Inc., Term Loan B, USD SOFR + 7.500%, 11.152%, 12/13/2028(a)(b)	3,195,200
		7,557,346
	Gaming — 0.7%
3,447,697	J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.500%, 7.173%, 4/26/2030(a)(b)	3,394,913
	Government Owned - No Guarantee — 0.4%
2,178,724	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 7/06/2029(f)	2,184,171
	Healthcare — 8.7%
3,113,198	Aveanna Healthcare LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.750%, 7.423%, 9/17/2032(a)(b)	3,099,375
10,444,646	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.423%, 1/15/2031(a)(b)	10,439,424
4,767,375	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 7.917%, 3/30/2029(b)	4,433,659
153,234	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(e)	153,552
219,675	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.173%, 10/23/2031(a)(b)	220,132
2,880,950	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.173%, 10/23/2031(a)(b)	2,886,943
1,414,289	Inception Holdco SARL, 2025 USD Repriced Term Loan, 3 mo. USD SOFR + 3.250%, 6.922%, 4/09/2031(a)(b)	1,422,067
2,185,188	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.422%, 12/12/2028(a)(b)	2,176,448
3,061,328	LifePoint Health, Inc., 2024 Incremental Term Loan B1, 3 mo. USD SOFR + 3.500%, 7.152%, 5/19/2031(a)(b)	3,056,123
3,521,144	Onex TSG Intermediate Corp., 2026 Term Loan B, 8/06/2032(f)	3,518,222
1,248,762	Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD SOFR + 4.500%, 8.172%, 6/30/2032(a)(b)	1,234,189
3,419,489	Team Services Group, 2026 Term Loan B, 1/31/2033(f)	3,200,061
4,864,986	TTF Holdings LLC, 2024 Term Loan, 6 mo. USD SOFR + 3.750%, 7.376%, 7/18/2031(a)(b)	3,551,440
128,490	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 12/30/2032(f)	128,618
368,153	U.S. Fertility Enterprises LLC, 2025 Delayed Draw Term Loan, 7.167%, 12/30/2032(e)	368,521
Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$848,031	U.S. Fertility Enterprises LLC, 2025 Term Loan, 12/30/2032(f)	$848,879
2,429,812	U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD SOFR + 3.500%, 7.167%, 12/30/2032(a)(b)	2,432,241
		43,169,894
	Industrial Other — 3.9%
402,116	Archkey Solutions LLC, 2024 Delayed Draw Term Loan B, 4.250%, 11/01/2031(e)	402,450
3,458,913	Archkey Solutions LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.250%, 7.922%, 11/01/2031(a)(b)	3,461,784
271,335	Azuria Water Solutions, Inc., 2026 Delayed Draw Term Loan, 1/27/2033(f)	267,436
2,035,015	Azuria Water Solutions, Inc., 2026 Term Loan B, 1/27/2033(f)	2,005,772
2,260,102	Fluid-Flow Products, Inc., 2026 Term Loan B, 3/04/2033(f)	2,254,452
2,974,545	Gloves Buyer, Inc., 2025 Term Loan, 1 mo. USD SOFR + 4.000%, 7.673%, 5/21/2032(a)(b)	2,959,672
3,399,024	Mckissock Investment Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 8.821%, 3/12/2029(a)(b)	2,904,058
2,932,649	Michael Baker International LLC, 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.667%, 12/01/2028(a)(b)	2,930,215
2,515,578	St. George's University Scholastic Services LLC, 2022 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 2/10/2029(a)(b)	2,394,000
		19,579,839
	Leisure — 1.5%
3,713,340	EOC Borrower LLC, Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 3/24/2032(a)(b)	3,697,558
4,163,097	Kingpin Intermediate Holdings LLC, 2025 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.923%, 9/22/2032(a)(b)	3,898,741
		7,596,299
	Media Entertainment — 3.8%
5,479,710	Cengage Learning, Inc., 2026 Term Loan B, USD SOFR + 3.000%, 6.671%, 3/24/2031(a)(b)	5,334,607
2,198,490	Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.171%, 6/17/2032(a)(b)	2,017,114
2,133,447	McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 8/06/2031(a)(b)	2,126,450
2,666,881	Nexstar Broadcasting, Inc., 2025 Term Loan B5, 1 mo. USD SOFR + 2.500%, 6.173%, 6/28/2032(a)(b)	2,663,547
3,169,052	Plano HoldCo, Inc., Term Loan B, 3 mo. USD SOFR + 3.500%, 7.172%, 10/02/2031(a)(b)	2,693,695
4,218,724	Sweetwater Borrower LLC, 2026 Term Loan B, 1 mo. USD SOFR + 4.000%, 7.660%, 2/17/2033(a)(b)	4,223,997
		19,059,410
	Metals & Mining — 0.5%
893,022	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(e)	860,276
1,562,790	GrafTech Finance, Inc., 2024 Term Loan, 3 mo. USD SOFR + 6.000%, 9.670%, 12/21/2029(a)(b)	1,505,482
		2,365,758

Principal Amount (‡)	Description	Value (†)
	Oil Field Services — 1.1%
$2,203,673	Deep Blue Operating I LLC, Term Loan, 1 mo. USD SOFR + 2.750%, 6.421%, 10/01/2032(a)(b)	$2,210,570
3,149,137	Star Holding LLC, 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 4.500%, 8.173%, 7/31/2031(a)(b)	3,081,557
		5,292,127
	Paper — 0.9%
4,423,784	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 7.538%, 4/20/2028(a)(b)	4,385,076
	Property & Casualty Insurance — 5.3%
3,258,832	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 6.673%, 11/06/2030(a)(b)	3,150,476
2,548,303	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.173%, 9/19/2031(a)(b)	2,486,354
7,805,742	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.373%, 2/15/2031(a)(b)	7,630,113
1,471,912	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.023%, 8/19/2028(a)(b)	1,470,529
1,840,967	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.160%, 5/26/2031(a)(b)	1,802,620
292,754	BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD SOFR + 2.500%, 6.173%, 6/13/2031(a)(b)	279,551
2,228,800	Howden Group Holdings Ltd., 2025 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 2/15/2031(a)(b)	2,112,902
3,064,357	Hyperion Insurance Group Ltd., 2025 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 4/18/2030(a)(b)	2,918,371
2,456,571	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.422%, 5/06/2031(a)(b)	2,406,825
2,260,526	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.422%, 5/06/2032(a)(b)	2,239,797
		26,497,538
	Refining — 0.6%
2,720,219	Delek U.S. Holdings, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.273%, 11/19/2029(a)(b)	2,708,087
	Restaurants — 0.2%
1,254,731	Dave & Buster's, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 6.938%, 6/29/2029(b)	1,159,372
	Retailers — 8.5%
4,677,000	Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD SOFR + 3.250%, 6.956%, 8/30/2032(a)(b)	4,678,964
509,701	Container Store, Inc., 2025 Roll-Up Exit Term Loan, 8.627% PIK, 7/30/2029(a)(b)(d)(g)	127,425
296,896	Container Store, Inc., First Out Term Loan, 5.500% PIK and/or 1 mo. USD SOFR + 1.000% Cash, 4/30/2029(a)(b)(d)(g)	163,293
6,478,554	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.701%, 9/17/2032(a)(b)	6,476,546
4,211,651	Great Outdoors Group LLC, 2025 Term Loan B, 1/23/2032(f)	4,201,122
3,346,918	Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.250%, 5.923%, 6/11/2031(b)	3,291,929
665,502	International Textile Group, Inc., 2023 Last Out Term Loan, 5.500% PIK and/or 3 mo. USD SOFR + 1.000% Cash, 9/30/2027(a)(b)(d)	500,790
2,716,064	International Textile Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 8.500%, 12.311%, 9/30/2027(b)	2,717,775
Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$2,410,650	Peer Holding III BV, 2025 USD Term Loan B5B, 3 mo. USD SOFR + 2.500%, 6.172%, 7/01/2031(a)(b)	$2,406,431
7,297,022	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.677%, 8/18/2032(a)(b)	7,248,351
1,894,133	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 7.023%, 10/20/2028(a)(b)	1,882,977
3,209,340	S&S Holdings LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 8.773%, 3/11/2028(a)(b)	3,141,141
737,420	Tory Burch LLC, Term Loan B, 4/17/2028(f)	735,208
1,308,372	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 7.038%, 4/17/2028(b)	1,304,447
1,045,512	Varsity Brands, Inc., 2025 1st Lien Term Loan, 8/26/2031(f)	1,042,250
2,288,500	Varsity Brands, Inc., 2025 1st Lien Term Loan, 3 mo. USD SOFR + 3.000%, 6.672%, 8/26/2031(a)(b)	2,281,360
		42,200,009
	Technology — 14.6%
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 yr. USD SOFR + 5.600%, 9.108%, 2/01/2030(a)(b)	4,556,250
4,761,165	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 1/31/2031(b)	4,007,330
949,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 6.923%, 1/31/2031(a)(b)	798,745
6,059,060	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 6.421%, 5/01/2031(b)	5,356,572
6,695,000	Cyberswift U.S. Finco LLC, Term Loan B, 3 mo. USD SOFR + 4.000%, 7.646%, 10/08/2032(a)(b)	6,572,281
460,839	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 6.898%, 10/09/2031(b)	436,645
3,191,819	Darktrace PLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 8.898%, 10/09/2032(a)(b)	2,934,495
1,323,197	Dayforce, Inc., 2026 Term Loan, 2/04/2033(f)	1,216,402
4,235,000	Dayforce, Inc., 2026 Term Loan, 3 mo. USD SOFR + 3.000%, 6.663%, 2/04/2033(a)(b)	3,893,193
4,827,744	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 6.423%, 10/31/2031(a)(b)	4,612,909
3,283,695	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 6.668%, 6/27/2031(a)(b)	3,185,185
1,677,451	Global Holdings International Co. LLC, Term Loan B, 1 mo. USD SOFR + 5.500%, 9.276%, 3/16/2026(a)(b)	1,610,353
3,148,000	Gryphon Acquire Newco LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.879%, 9/13/2032(a)(b)	3,146,300
1,663,091	IGT Holding IV AB, 2025 Term Loan B5, 9/01/2031(f)	1,617,356
987,500	Imprivata, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.672%, 12/01/2027(a)(b)	980,104
4,281,096	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.673%, 3/22/2032(a)(b)	3,862,148
5,354,903	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 13.750%, 11/03/2027(c)(g)	481,941
2,366,966	McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 6.673%, 3/01/2029(a)(b)	2,053,343
798,548	Physician Partners LLC, 2025 Second Out Term Loan B1, 2.500% PIK and/or 3 mo. USD SOFR + 1.500% Cash, 12/31/2029(a)(b)(d)	383,303
501,523	Physician Partners LLC, 2025 Third Out Term Loan C, 4.000% PIK and/or 3 mo. USD SOFR + 1.500% Cash, 12/31/2030(a)(b)(d)	118,359

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$2,713,121	Press Ganey Holdings, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 3.000%, 6.673%, 4/30/2031(a)(b)	$2,707,477
1,613,114	Project Alpha Intermediate Holding, Inc., 2025 2nd Lien Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 8.672%, 5/09/2033(a)(b)	1,201,770
1,345,371	Redstone Holdco 2 LP, 2026 Second Out Term Loan, 3 mo. USD SOFR + 5.500%, 9.167%, 12/31/2030(a)(b)	690,619
349,797	Redstone Holdco 2 LP, 2026 Tranche A2 First Out Term Loan, 3 mo. USD SOFR + 5.250%, 8.917%, 12/31/2030(a)(b)	302,224
243,800	Sandisk Corp., Term Loan B, 3 mo. USD SOFR + 3.000%, 6.669%, 2/20/2032(a)(b)	243,800
563,143	Trio Bidco, Inc., 2025 Delayed Draw Term Loan, 0.500%, 10/29/2032(e)	544,841
5,349,857	Trio Bidco, Inc., 2025 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.672%, 10/29/2032(a)(b)	5,175,987
3,948,615	UKG, Inc., 2024 Term Loan B, 2/10/2031(f)	3,729,466
3,400,000	Vantor Holdings, Inc., 1st Lien Term Loan, 3/03/2033(f)	3,349,000
3,551,538	Virtusa Corp., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 6.923%, 2/15/2029(b)	3,252,605
		73,021,003
	Transportation Services — 1.9%
4,273,501	AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 4.000%, 7.673%, 4/08/2030(a)(b)	4,256,791
3,261,730	Rand Parent LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 6.672%, 3/18/2030(a)(b)	3,260,100
1,960,718	Worldwide Express Operations LLC, 2024 Term Loan B, 3 mo. USD SOFR + 4.000%, 7.672%, 7/26/2028(a)(b)	1,953,914
		9,470,805
	Wireless — 1.7%
5,011,819	Crown Subsea Communications Holding, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 3.000%, 6.673%, 1/30/2031(a)(b)	5,014,976
3,546,977	Voyage Digital (NZ) Ltd., 2024 Term Loan, 3 mo. USD SOFR + 3.250%, 6.902%, 5/11/2029(a)(b)	3,564,712
		8,579,688
	Total Senior Loans (Identified Cost $432,018,357)	407,637,371

Shares
Exchange-Traded Funds — 6.4%
1,578,187	Invesco Senior Loan ETF (Identified Cost$33,075,413)	31,895,159

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — 5.3%
$3,280,000	720 East CLO VI Ltd., Series 2024-3A, Class E, 3 mo. USD SOFR + 5.500%, 9.168%, 1/20/2038(b)(h)	$3,139,324
2,345,000	AGL CLO 35 Ltd., Series 2024-35A, Class E, 3 mo. USD SOFR + 5.150%, 8.820%, 1/21/2038(b)(h)	2,307,792
2,510,000	AGL CLO 44 Ltd., Series 2025-44A, Class E, 3 mo. USD SOFR + 4.750%, 8.581%, 10/22/2037(b)(h)	2,486,599
1,800,000	AGL CLO 45 Ltd., Series 2025-45A, Class E, 3 mo. USD SOFR + 4.650%, 8.532%, 1/22/2039(b)(h)	1,768,061
2,490,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class ER, 3 mo. USD SOFR + 5.400%, 9.068%, 10/20/2037(b)(h)	2,362,136
2,000,000	CIFC Funding Ltd., Series 2025-1A, Class E, 3 mo. USD SOFR + 4.500%, 8.171%, 4/23/2038(b)(h)	1,935,062
3,500,000	Garnet CLO 3 Ltd., Series 2025-3A, Class E, 3 mo. USD SOFR + 4.950%, 8.733%, 10/20/2038(b)(h)	3,500,951
2,735,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER2, 3 mo. USD SOFR + 4.800%, 8.470%, 1/21/2038(b)(h)	2,595,021
3,275,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class E, 3 mo. USD SOFR + 5.000%, 8.668%, 1/18/2038(b)(h)	3,153,288
3,300,000	Palmer Square CLO Ltd., Series 2022-4A, Class ER, 3 mo. USD SOFR + 5.500%, 9.168%, 10/20/2037(b)(h)	3,248,916
	Total Collateralized Loan Obligations (Identified Cost $27,231,070)	26,497,150

Bonds and Notes — 5.1%

Non-Convertible Bonds — 4.8%
	Cable Satellite — 3.2%
7,190,000	CSC Holdings LLC, 5.375%, 2/01/2028(h)	5,171,716
4,200,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(h)	4,295,644
3,600,000	DISH DBS Corp., 5.250%, 12/01/2026(h)	3,496,793
3,000,000	DISH DBS Corp., 7.750%, 7/01/2026	2,962,838
		15,926,991
	Food & Beverage — 0.2%
1,142,000	Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031(h)	1,156,044
	Media Entertainment — 0.9%
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(h)	4,430,942
	Retailers — 0.1%
373,000	Michaels Cos., Inc., 8.500%, 3/15/2033(h)	362,819
	Technology — 0.4%
1,069,000	CACI International, Inc., Series MAR, 6.375%, 6/15/2033(h)	1,100,527
1,215,000	Sabre Financial Borrower LLC, 11.125%, 6/15/2029(h)	1,170,690
		2,271,217
	Total Non-Convertible Bonds (Identified Cost $24,984,094)	24,148,013

Convertible Bonds — 0.3%
	Consumer Cyclical Services — 0.1%
37,000	Compass, Inc., 0.250%, 4/15/2031(h)	35,292
43,000	DoorDash, Inc., Zero Coupon, 5/15/2030(h)	41,431

Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — continued
$33,000	Lyft, Inc., Zero Coupon, 9/15/2030(h)	$31,842
42,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	51,891
		160,456
	Diversified Manufacturing — 0.1%
24,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	59,532
29,000	Bloom Energy Corp., Zero Coupon, 11/15/2030(h)	34,075
39,000	Itron, Inc., 1.375%, 7/15/2030	40,609
		134,216
	Electric — 0.0%
21,000	Evergy, Inc., 4.500%, 12/15/2027	28,696
39,000	FirstEnergy Corp., 3.875%, 1/15/2031(h)	45,396
34,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	38,896
		112,988
	Environmental — 0.0%
23,000	Tetra Tech, Inc., 2.250%, 8/15/2028	26,176
	Financial Other — 0.0%
40,000	IREN Ltd., Series 33, 1.000%, 6/01/2033(h)	40,120
	Food & Beverage — 0.0%
24,000	Post Holdings, Inc., 2.500%, 8/15/2027	27,120
	Industrial Other — 0.0%
33,000	Fluor Corp., 1.125%, 8/15/2029	43,923
14,000	Granite Construction, Inc., 3.750%, 5/15/2028	41,209
		85,132
	Leisure — 0.0%
36,000	NCL Corp. Ltd., 0.875%, 4/15/2030(h)	43,038
	Metals & Mining — 0.0%
15,000	B2Gold Corp., 2.750%, 2/01/2030(h)	30,803
	Midstream — 0.0%
22,000	UGI Corp., 5.000%, 6/01/2028	31,372
	Pharmaceuticals — 0.0%
25,000	Arrowhead Pharmaceuticals, Inc., Zero Coupon, 1/15/2032	26,325
24,000	Halozyme Therapeutics, Inc., 0.875%, 11/15/2032(h)	24,888
16,000	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/2030(h)	19,422
18,000	Zoetis, Inc., 0.250%, 6/15/2029(h)	18,855
		89,490
	Retailers — 0.0%
34,000	Burlington Stores, Inc., 1.250%, 12/15/2027	53,193
11,000	Freshpet, Inc., 3.000%, 4/01/2028	15,096
		68,289
	Technology — 0.1%
23,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(h)	24,113
25,000	Guidewire Software, Inc., 1.250%, 11/01/2029	24,913
10,000	InterDigital, Inc., 3.500%, 6/01/2027	47,450
14,000	Lumentum Holdings, Inc., 0.375%, 3/15/2032(h)	53,529
13,000	Microchip Technology, Inc., Zero Coupon, 2/15/2030(h)	13,451
34,000	Nova Ltd., Zero Coupon, 9/15/2030(h)	52,921
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$30,000	Nutanix, Inc., 0.500%, 12/15/2029	$27,585
45,000	Rubrik, Inc., Zero Coupon, 6/15/2030(h)	40,050
11,000	Seagate HDD Cayman, 3.500%, 6/01/2028	54,247
35,000	Snowflake, Inc., Zero Coupon, 10/01/2029	45,850
		384,109
	Total Convertible Bonds (Identified Cost $1,207,260)	1,233,309
	Total Bonds and Notes (Identified Cost $26,191,354)	25,381,322

Shares
Common Stocks— 0.0%
	Capital Markets — 0.0%
32,299	Resolute Topco, Inc.(i)	64,598
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(g)(i)	5,691
51	Frontera Energy Corp.	426
		6,117
	Specialty Retail — 0.0%
1,737	At Home Group, Inc.(i)	42,556
15,696	Container Store, Inc.(i)	785
		43,341
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(i)	76,545
	Total Common Stocks (Identified Cost $14,731,052)	190,601

Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 6/21/2028(i) (Identified Cost $2,333)	553

Principal Amount (‡)
Short-Term Investments — 6.7%
$33,347,616
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 2/27/2026 at
2.150% to be repurchased at $33,353,591 on
3/02/2026 collateralized by $33,345,800
U.S. Treasury Note, 3.625% due 8/31/2027 valued at
$34,014,605 including accrued interest (j)
(Identified Cost $33,347,616)
		33,347,616
	Total Investments — 105.3% (Identified Cost $566,597,195)	524,949,772
	Other assets less liabilities — (5.3)%	(26,262,875)
	Net Assets — 100.0%	$498,686,897

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(b)
Variable rate security. Rate as of February 28, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(f)	Position is unsettled. Contract rate was not determined at February 28, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	Level 3 security. Value has been determined using significant unobservable inputs.
(h)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, the value of Rule 144A holdings amounted to
$48,231,551 or 9.7% of net assets.

(i)	Non-income producing security.
(j)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of February 28, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

DIP	Debtor In Possession
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

EUR	Euro
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At February 28, 2026, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	3/04/2026	EUR	B	4,400,000	$5,192,718	$5,199,292	$6,574
Goldman Sachs Bank USA	3/04/2026	EUR	S	4,400,000	5,252,434	5,199,292	53,142
Goldman Sachs Bank USA	4/07/2026	EUR	S	4,400,000	5,201,073	5,207,814	(6,741)
Total							$52,975
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of February 28, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans
Retailers	$ —	$41,909,291	$290,718	$42,200,009
Technology	—	72,539,062	481,941	73,021,003
All Other Senior Loans(a)	—	292,416,359	—	292,416,359
Total Senior Loans	—	406,864,712	772,659	407,637,371
Exchange-Traded Funds	31,895,159	—	—	31,895,159
Collateralized Loan Obligations	—	26,497,150	—	26,497,150
Bonds and Notes(a)	—	25,381,322	—	25,381,322
Common Stocks
Capital Markets	—	64,598	—	64,598
Oil, Gas & Consumable Fuels	426	—	5,691	6,117
Specialty Retail	—	43,341	—	43,341
Textiles, Apparel & Luxury Goods	—	76,545	—	76,545
Total Common Stocks	426	184,484	5,691	190,601

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Warrants	$ —	$553	$ —	$553
Short-Term Investments	—	33,347,616	—	33,347,616
Total Investments	31,895,585	492,275,837	778,350	524,949,772
Forward Foreign Currency Contracts (unrealized appreciation)	—	59,716	—	59,716
Total	$31,895,585	$492,335,553	$778,350	$525,009,488

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(6,741)	$ —	$(6,741)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2025 and/or February 28, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at February 28, 2026
Senior Loans
Technology	$401,618	$2,672	$ —	$77,651	$ —	$ —	$ —	$ —	$481,941	$77,651
Retailers	—	3,514	—	(229,406)	4,090	—	512,520	—	290,718	(229,406)
Common Stocks
Oil, Gas & Consumable Fuels	5,691	—	—	—	—	—	—	—	5,691	—
Total	$407,309	$6,186	$ —	$(151,755)	$4,090	$ —	$512,520	$ —	$778,350	$(151,755)
Debt securities valued at $512,520 were transferred from Level 2 to Level 3 during the period ended February 28, 2026. At November 30, 2025, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At February 28, 2026, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service was unable to price the securities.